Notes to the consolidated balance sheet - Intangible assets (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	€ 568
Balance at the end	657
Gross
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	3,732
Balance at the end	3,924
Amortization
Reconciliation of changes in intangible assets other than goodwill
Balance at the beginning	(3,164)
Balance at the end	€ (3,267)